Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012 segment
Segment Reporting Information [Line Items]
Number of primary business segments									3		4
Segment Reporting Information, Description of Products and Services										3
Net interest income	$ 5,089,000	$ 5,025,000	$ 5,023,000	$ 4,785,000	$ 5,103,000	$ 4,962,000	$ 4,898,000	$ 4,837,000	$ 19,922,394	$ 19,800,189	$ 19,592,463
Provision for loan losses									500,000	500,000	740,000
Net interest income after provision for loan losses									19,422,394	19,300,189	18,852,463
Fees and Commissions, Other									26,641,413	24,169,935	21,505,620
Loss on impairment of other asset									0	0	1,886,080
Non-interest income									32,054,358	29,207,138	26,613,056
Income (loss) before income taxes									6,588,318	8,542,188	7,855,418
Income tax expense (benefit)									1,460,616	2,456,000	2,095,000
Net income									5,127,702	6,086,188	5,760,418
Total Assets	798,168,727				742,484,608				798,168,727	742,484,608
Banking Activities
Segment Reporting Information [Line Items]
Net interest income									19,922,394	19,800,189	19,592,463
Provision for loan losses									500,000	500,000	740,000
Net interest income after provision for loan losses									19,422,394	19,300,189	18,852,463
Investment gains, net									1,287,851	2,419,653	1,416,032
Fees and Commissions, Other									2,049,364	1,955,634
Loss on impairment of other asset											1,886,080
Non-interest income									5,412,945	5,037,203	5,107,436
Non-interest expenses									22,485,017	20,303,175	17,727,007
Depreciation and amortization									1,349,450	1,559,650	1,549,317
Income (loss) before income taxes									4,338,087	6,849,854	4,213,527
Income tax expense (benefit)									539,211	1,706,000	597,400
Net income									3,798,876	5,143,854	3,616,127
Total Assets	771,950,765				712,724,012				771,950,765	712,724,012	656,728,776
Insurance, Risk Management and Employee Benefits Activities
Segment Reporting Information [Line Items]
Net interest income									0	0
Provision for loan losses									0	0
Net interest income after provision for loan losses									0	0
Investment gains, net									0	0
Fees and Commissions, Other									21,538,772	19,722,444
Non-interest income									0	0
Non-interest expenses									18,437,232	17,109,390
Depreciation and amortization									302,446	342,700
Income (loss) before income taxes									2,799,094	2,270,354
Income tax expense (benefit)									1,116,951	953,000
Net income									1,682,143	1,317,354
Total Assets	30,147,968				33,607,488				30,147,968	33,607,488
Financial/Investment Advisory Activities
Segment Reporting Information [Line Items]
Net interest income									0	0
Provision for loan losses									0	0
Net interest income after provision for loan losses									0	0
Investment gains, net									0	0
Fees and Commissions, Other									3,053,277	2,491,857
Non-interest income									0	0
Non-interest expenses									3,572,833	3,037,061
Depreciation and amortization									29,307	32,816
Income (loss) before income taxes									(548,863)	(578,020)
Income tax expense (benefit)									(195,546)	(203,000)
Net income									(353,317)	(375,020)
Total Assets	4,518,875				5,037,520				4,518,875	5,037,520
Insurance Activities
Segment Reporting Information [Line Items]
Net interest income											0
Provision for loan losses											0
Net interest income after provision for loan losses											0
Investment gains, net											0
Non-interest income											12,000,802
Non-interest expenses											9,921,563
Depreciation and amortization											163,263
Income (loss) before income taxes											1,915,976
Income tax expense (benefit)											795,500
Net income											1,120,476
Total Assets											24,455,573
Benefit Consulting Activities
Segment Reporting Information [Line Items]
Net interest income											0
Provision for loan losses											0
Net interest income after provision for loan losses											0
Investment gains, net											0
Non-interest income											7,635,322
Non-interest expenses											5,903,445
Depreciation and amortization											85,126
Income (loss) before income taxes											1,646,751
Income tax expense (benefit)											667,000
Net income											979,751
Total Assets											8,079,227
Risk Management Activities
Segment Reporting Information [Line Items]
Net interest income											0
Provision for loan losses											0
Net interest income after provision for loan losses											0
Investment gains, net											0
Non-interest income											1,869,496
Non-interest expenses											1,787,835
Depreciation and amortization											2,497
Income (loss) before income taxes											79,164
Income tax expense (benefit)											35,100
Net income											44,064
Total Assets											517,574
Total Reportable segments
Segment Reporting Information [Line Items]
Net interest income									19,922,394	19,800,189	19,592,463
Provision for loan losses									500,000	500,000	740,000
Net interest income after provision for loan losses									19,422,394	19,300,189	18,852,463
Investment gains, net									1,287,851	2,419,653	1,416,032
Fees and Commissions, Other									26,641,413	24,169,935
Loss on impairment of other asset											1,886,080
Non-interest income									5,412,945	5,037,203	26,613,056
Non-interest expenses									44,495,082	40,449,626	35,339,850
Depreciation and amortization									1,681,203	1,935,166	1,800,203
Income (loss) before income taxes									6,588,318	8,542,188	7,855,418
Income tax expense (benefit)									1,460,616	2,456,000	2,095,000
Net income									5,127,702	6,086,188	5,760,418
Total Assets	$ 806,617,608				$ 751,369,020				$ 806,617,608	$ 751,369,020	$ 689,781,150